Cover	Aug. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Entity File Number	000-56422
Entity Registrant Name	TILT HOLDINGS INC.
Entity Central Index Key	0001761510
Entity Tax Identification Number	83-2097293
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7655 E Redfield Road Suite 110
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	623
Local Phone Number	887-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false